UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08876
Investment Company Act File Number
Senior Debt Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments

Senior Debt Portfolio
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 122.0%(1)

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Aerospace and Defense — 2.2%
Booz Allen Hamilton, Inc.
Term Loan, 4.00%, Maturing August 3, 2017		4,092	$4,124,595
DAE Aviation Holdings, Inc.
Term Loan, 5.56%, Maturing July 31, 2014		6,335	6,224,355
Term Loan, 5.56%, Maturing July 31, 2014		4,707	4,624,697
Ducommun, Inc.
Term Loan, 5.50%, Maturing June 28, 2017		1,542	1,542,250
Dundee Holdco 4, Ltd.
Term Loan, 4.30%, Maturing May 15, 2015		1,294	1,130,090
Term Loan, 4.78%, Maturing July 13, 2015	GBP	574	787,342
Term Loan, 5.28%, Maturing July 13, 2015	GBP	574	787,342
Term Loan, 4.80%, Maturing May 13, 2016		1,294	1,130,090
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		5,371	5,075,878
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		4,172	4,194,750
TransDigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		4,769	4,769,307
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017		1,015	1,017,894
Wyle Services Corp.
Term Loan, 5.75%, Maturing March 27, 2017		1,794	1,765,239

			$37,173,829

Air Transport — 0.4%
Evergreen International Aviation, Inc.
Term Loan, 12.25%, Maturing June 30, 2015		2,543	$2,256,746
Orbitz Worldwide, Inc.
Term Loan, 3.40%, Maturing July 25, 2014		4,495	3,922,136

			$6,178,882

Automotive — 6.5%
Allison Transmission, Inc.
Term Loan, 2.79%, Maturing August 7, 2014		15,388	$15,251,620
Autoparts Holdings, Ltd.
Term Loan, 6.50%, Maturing July 28, 2017		1,222	1,225,756
Chrysler Group, LLC
Term Loan, 6.00%, Maturing May 24, 2017		13,339	13,091,391
Delphi Corp.
Term Loan, 3.50%, Maturing March 31, 2017		1,504	1,505,631
Federal-Mogul Corp.
Term Loan, 2.23%, Maturing December 29, 2014		9,620	9,216,741
Term Loan, 2.22%, Maturing December 28, 2015		5,821	5,577,100
Financiere Truck (Investissement)
Term Loan, 1.69%, Maturing February 15, 2013(2)(3)	GBP	924	1,348,549
Term Loan, 3.59%, Maturing February 15, 2013	EUR	605	732,829
Goodyear Tire & Rubber Co.
Term Loan - Second Lien, 1.78%, Maturing April 30, 2014		18,799	18,388,059
HHI Holdings, LLC
Term Loan, 7.00%, Maturing March 21, 2017		3,340	3,331,525
Metaldyne Company, LLC
Term Loan, 5.25%, Maturing May 18, 2017		6,307	6,315,247

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Remy International, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		2,475	$2,475,000
SRAM, LLC
Term Loan, 4.76%, Maturing June 7, 2018		3,751	3,773,792
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018		2,000	2,002,000
Tenneco, Inc.
Term Loan, 5.30%, Maturing March 17, 2014		3,125	3,062,500
TI Automotive, Ltd.
Term Loan, 9.50%, Maturing July 29, 2016		988	992,437
Tomkins, LLC
Term Loan, 4.25%, Maturing September 29, 2016		7,890	7,896,634
TriMas Corp.
Term Loan, 4.25%, Maturing June 21, 2017		3,035	3,030,956
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		963	966,373
Veyance Technologies, Inc.
Term Loan, 2.78%, Maturing July 31, 2014		814	772,028
Term Loan, 2.78%, Maturing July 31, 2014		5,683	5,390,123
Term Loan - Second Lien, 6.02%, Maturing July 31, 2015		1,000	872,075

			$107,218,366

Beverage and Tobacco — 0.0%(4)
Maine Beverage Co., LLC
Term Loan, 2.33%, Maturing March 31, 2013		408	$392,143

			$392,143

Building and Development — 2.4%
401 North Wabash Venture, LLC
Term Loan, 6.80%, Maturing July 27, 2012(2)		4,018	$3,374,713
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018		3,424	3,427,871
Beacon Sales Acquisition, Inc.
Term Loan, 2.48%, Maturing September 30, 2013		1,633	1,591,201
Forestar Real Estate Group, Inc.
Revolving Loan, 0.49%, Maturing August 6, 2013(3)		666	626,180
Term Loan, 6.50%, Maturing August 6, 2015		6,106	5,892,416
Goodman Global, Inc.
Term Loan, 5.75%, Maturing October 28, 2016		3,677	3,697,459
Materis SAS
Term Loan, 3.10%, Maturing April 27, 2014	EUR	789	864,935
Term Loan, 3.48%, Maturing April 27, 2015	EUR	858	939,981
NCI Building Systems, Inc.
Term Loan, 6.50%, Maturing April 18, 2014		969	942,813
Panolam Industries International, Inc.
Term Loan, 8.25%, Maturing December 31, 2013		2,958	2,837,013
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		4,075	4,065,266
Realogy Corp.
Term Loan, 3.25%, Maturing October 10, 2013		151	149,117
Term Loan, 3.44%, Maturing October 10, 2013		2,511	2,476,949
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 24, 2019		2,500	2,500,000
WCI Communities, Inc.
Term Loan, 10.03%, Maturing September 2, 2016(2)		1,291	1,244,153
Woodlands Land Development Co. LP (The)
Term Loan, 5.00%, Maturing March 7, 2014		5,000	4,925,000

			$39,555,067

Business Equipment and Services — 10.9%
Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018		7,642	$7,565,828

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	8,560	$8,518,691
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016	11,913	10,826,234
Allied Security Holdings, LLC
Term Loan, 5.00%, Maturing February 3, 2017	1,390	1,391,237
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015	1,673	1,667,532
Term Loan, 3.03%, Maturing February 21, 2015	1,540	1,438,670
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	2,125	2,114,375
Brand Energy and Infrastructure Services, Inc.
Term Loan, 2.88%, Maturing February 7, 2014	992	837,265
Term Loan, 3.82%, Maturing February 7, 2014	1,075	913,395
Brickman Group Holdings, Inc.
Term Loan, 7.25%, Maturing October 14, 2016	2,574	2,594,914
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	2,978	2,947,353
ClientLogic Corp.
Term Loan, 7.33%, Maturing January 30, 2017	3,293	3,128,202
DynCorp International, LLC
Term Loan, 6.25%, Maturing July 7, 2016	2,253	2,247,275
Education Management, LLC
Term Loan, 2.38%, Maturing June 3, 2013	5,501	5,310,671
Endurance International Group, Inc. (The)
Term Loan, 7.75%, Maturing December 20, 2017	2,200	2,197,250
Genesys Telecommunications Laboratories, Inc.
Term Loan, Maturing January 25, 2019(5)	1,650	1,652,579
Go Daddy Operating Company, LLC
Term Loan, 7.00%, Maturing December 17, 2018	3,990	4,015,935
IMS Health, Inc.
Term Loan, 4.50%, Maturing August 25, 2017	4,064	4,080,048
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017	6,741	6,738,260
Kronos, Inc.
Term Loan, 5.33%, Maturing June 9, 2017	2,434	2,405,487
Term Loan, 6.25%, Maturing December 28, 2017	2,175	2,149,172
Term Loan - Second Lien, 10.58%, Maturing June 8, 2018	2,500	2,515,625
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	4,698	4,715,834
Meritas, LLC
Term Loan, 7.50%, Maturing July 28, 2017	2,280	2,257,200
Mitchell International, Inc.
Term Loan - Second Lien, 5.88%, Maturing March 30, 2015	1,000	925,000
MSCI, Inc.
Term Loan, 3.75%, Maturing March 14, 2017	6,548	6,561,396
N.E.W. Holdings I, LLC
Term Loan, 6.00%, Maturing March 23, 2016	3,388	3,113,086
National CineMedia, LLC
Term Loan, 2.05%, Maturing February 13, 2015	1,048	1,030,914
Protection One Alarm Monitoring, Inc.
Term Loan, 6.00%, Maturing June 4, 2016	3,502	3,519,135
Quantum Corp.
Term Loan, 3.77%, Maturing July 14, 2014	245	240,238
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018	12,388	12,364,573
Res-Care, Inc.
Term Loan, 7.25%, Maturing December 22, 2016	3,836	3,682,741
Sabre, Inc.
Term Loan, 2.35%, Maturing September 30, 2014	12,628	11,321,239

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Sensus USA, Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,935	$1,931,746
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		2,000	1,972,500
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		1,411	1,414,277
SunGard Data Systems, Inc.
Term Loan, 2.04%, Maturing February 28, 2014		1,138	1,126,808
Term Loan, 3.77%, Maturing February 28, 2014		1,926	1,923,939
Term Loan, 4.04%, Maturing February 26, 2016		14,078	14,060,639
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		920	918,458
Transaction Network Service, Inc.
Term Loan, 6.00%, Maturing November 18, 2015		898	895,389
TransUnion, LLC
Term Loan, 4.75%, Maturing February 12, 2018		8,387	8,418,075
Travelport, LLC
Term Loan, 5.08%, Maturing August 21, 2015		2,922	2,473,796
Term Loan, 5.08%, Maturing August 21, 2015		4,111	3,480,079
Term Loan, 5.08%, Maturing August 21, 2015		5,549	4,696,823
Term Loan, 5.80%, Maturing August 21, 2015	EUR	740	810,959
U.S. Security Holdings, Inc.
Term Loan, 1.50%, Maturing July 28, 2017(3)		350	346,361
Term Loan, 7.00%, Maturing July 28, 2017		1,795	1,774,108
West Corp.
Term Loan, 4.53%, Maturing July 15, 2016		1,818	1,823,585
Term Loan, 4.64%, Maturing July 15, 2016		5,174	5,190,397

			$180,245,293

Cable and Satellite Television — 4.7%
Atlantic Broadband Finance, LLC
Term Loan, 4.00%, Maturing March 8, 2016		2,757	$2,736,775
BBHI Acquisition, LLC
Term Loan, 4.50%, Maturing December 14, 2017		2,747	2,743,816
Cequel Communications, LLC
Term Loan, 2.30%, Maturing November 5, 2013		12,747	12,712,656
Charter Communications Operating, LLC
Term Loan, 3.83%, Maturing September 6, 2016		3,458	3,443,282
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		1,517	1,509,788
CSC Holdings, Inc.
Term Loan, 3.27%, Maturing March 29, 2016		7,079	7,036,549
Insight Midwest Holdings, LLC
Term Loan, 2.05%, Maturing April 7, 2014		6,561	6,543,336
Kabel Deutschland GmbH
Term Loan, Maturing January 20, 2019(5)		2,825	2,829,944
Lavena Holdings 4 GmbH
Term Loan, 3.81%, Maturing March 6, 2015	EUR	967	1,075,182
Term Loan, 4.06%, Maturing March 4, 2016	EUR	967	1,075,182
MCC Iowa, LLC
Term Loan, 1.95%, Maturing January 30, 2015		1,867	1,806,219
Mediacom Broadband, LLC
Term Loan, 4.50%, Maturing October 23, 2017		3,324	3,320,220
Mediacom Illinois, LLC
Term Loan, 1.95%, Maturing January 30, 2015		5,725	5,531,797
Mediacom, LLC
Term Loan, 4.50%, Maturing October 23, 2017		2,884	2,827,724
NDS Finance, Ltd.
Term Loan, 4.00%, Maturing March 12, 2018		5,980	5,957,317
UPC Broadband Holding B.V.
Term Loan, 4.78%, Maturing December 31, 2016	EUR	7,221	9,221,377

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
UPC Financing Partnership
Term Loan, 3.80%, Maturing December 30, 2016		453	$444,743
Term Loan, 3.80%, Maturing December 29, 2017		1,593	1,574,863
Term Loan, 4.75%, Maturing December 29, 2017		1,000	998,758
YPSO Holding SA
Term Loan, 4.23%, Maturing June 6, 2016(2)	EUR	3,188	3,474,620
Term Loan, 4.98%, Maturing December 29, 2017(2)	EUR	967	1,051,324

			$77,915,472

Chemicals and Plastics — 5.1%
Arizona Chemical, Inc.
Term Loan, 7.25%, Maturing December 22, 2017		3,475	$3,504,537
Ashland, Inc.
Term Loan, 3.75%, Maturing August 23, 2018		2,368	2,379,719
Chemtura Corp.
Term Loan, 5.50%, Maturing August 27, 2016		2,600	2,626,000
General Chemical Corp.
Term Loan, 5.00%, Maturing October 6, 2015		1,225	1,225,866
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		1,521	1,527,843
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016		1,976	1,983,836
Huntsman International, LLC
Term Loan, 1.93%, Maturing April 21, 2014		504	500,206
Term Loan, 2.90%, Maturing April 19, 2017		3,538	3,495,501
Ineos US Finance, LLC
Term Loan, 7.50%, Maturing December 16, 2013		4,073	4,222,991
Term Loan, 8.00%, Maturing December 16, 2014		4,192	4,346,677
Momentive Performance Materials, Inc. (Nautilus)
Term Loan, 3.81%, Maturing May 5, 2015		8,073	7,921,291
Term Loan, 4.23%, Maturing May 5, 2015	EUR	2,820	3,541,544
Momentive Specialty Chemicals, Inc.
Term Loan, 2.69%, Maturing May 6, 2013		162	158,798
Term Loan, 2.88%, Maturing May 6, 2013		398	392,111
Term Loan, 2.88%, Maturing May 6, 2013		933	918,521
Term Loan, 4.06%, Maturing May 5, 2015		2,975	2,937,642
Term Loan, 4.38%, Maturing May 5, 2015		1,341	1,324,192
Term Loan, 4.38%, Maturing May 5, 2015		3,820	3,716,860
Term Loan, 5.14%, Maturing May 5, 2015	EUR	720	923,546
Norit NV
Term Loan, 6.75%, Maturing July 7, 2017		3,641	3,663,630
Omnova Solutions, Inc.
Term Loan, 5.75%, Maturing May 31, 2017		2,153	2,131,718
Polyone Corp.
Term Loan, 5.00%, Maturing December 20, 2017		1,675	1,683,166
Schoeller Arca Systems Holding B.V.
Term Loan, 5.98%, Maturing November 16, 2015	EUR	289	270,331
Term Loan, 5.98%, Maturing November 16, 2015	EUR	824	770,763
Term Loan, 5.98%, Maturing November 16, 2015	EUR	887	829,417
Solutia, Inc.
Revolving Loan, 0.93%, Maturing March 17, 2015(3)		1,750	1,758,750
Term Loan, 3.50%, Maturing August 1, 2017		3,879	3,890,939
Styron S.A.R.L., LLC
Term Loan, 6.00%, Maturing August 2, 2017		7,029	6,431,535
Taminco Global Chemical Corp.
Term Loan, Maturing January 25, 2019(5)		1,000	1,003,958

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		15,372	$15,222,438

			$85,304,326

Clothing/Textiles — 0.1%
Phillips-Van Heusen Corp.
Term Loan, 4.11%, Maturing May 6, 2016	EUR	355	$463,381
Warnaco, Inc.
Term Loan, 3.75%, Maturing June 15, 2018		1,443	1,446,357

			$1,909,738

Conglomerates — 1.5%
Jason, Inc.
Term Loan, 8.25%, Maturing September 21, 2014		574	$565,024
Term Loan, 7.75%, Maturing September 22, 2014		574	560,657
Term Loan, 8.25%, Maturing September 22, 2014		229	225,227
Rexnord Corp.
Term Loan, 2.56%, Maturing July 19, 2013		1,043	1,031,387
Term Loan, 2.97%, Maturing July 19, 2013		4,878	4,848,909
RGIS Holdings, LLC
Term Loan, 3.08%, Maturing April 30, 2014		242	237,459
Term Loan, 3.08%, Maturing April 30, 2014		4,834	4,749,174
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		5,162	5,177,822
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		8,214	8,191,553

			$25,587,212

Containers and Glass Products — 2.7%
Berry Plastics Corp.
Term Loan, 2.29%, Maturing April 3, 2015		7,943	$7,741,646
BWAY Corp.
Term Loan, 4.50%, Maturing February 23, 2018		469	468,408
Term Loan, 4.50%, Maturing February 23, 2018		5,090	5,081,307
Consolidated Container Co., LLC
Term Loan, 2.50%, Maturing March 28, 2014		812	781,760
Term Loan - Second Lien, 5.75%, Maturing September 28, 2014		1,500	1,337,501
Graphic Packaging International, Inc.
Term Loan, 2.36%, Maturing May 16, 2014		4,726	4,728,894
Term Loan, 3.14%, Maturing May 16, 2014		1,515	1,519,593
Hilex Poly Co., LLC
Term Loan, 11.25%, Maturing November 16, 2015		1,350	1,370,250
Pelican Products, Inc.
Term Loan, 5.05%, Maturing March 7, 2017		1,708	1,701,346
Reynolds Group Holdings, Inc.
Term Loan, 6.50%, Maturing February 9, 2018		11,036	11,094,308
Term Loan, 6.50%, Maturing August 9, 2018		8,240	8,283,516
Sealed Air Corp.
Term Loan, 4.75%, Maturing October 3, 2018		741	750,346

			$44,858,875

Cosmetics/Toiletries — 0.3%
Bausch & Lomb, Inc.
Term Loan, 3.52%, Maturing April 24, 2015		795	$793,091
Term Loan, 3.76%, Maturing April 24, 2015		3,257	3,249,945
Huish Detergents, Inc.
Term Loan, 2.27%, Maturing April 25, 2014		1,868	1,702,351

			$5,745,387

Drugs — 0.9%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		4,925	$4,869,841

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018		2,294	$2,315,057
Endo Pharmaceuticals Holdings, Inc.
Term Loan, 4.00%, Maturing June 18, 2018		1,659	1,667,385
Warner Chilcott Co., LLC
Term Loan, 4.25%, Maturing March 15, 2018		1,398	1,400,225
Term Loan, 4.25%, Maturing March 15, 2018		2,796	2,800,451
WC Luxco S.A.R.L.
Term Loan, 4.25%, Maturing March 15, 2018		1,923	1,925,310

			$14,978,269

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc.
Term Loan - Second Lien, 14.50%, Maturing September 12, 2014(6)		78	$73,117

			$73,117

Electronics/Electrical — 8.5%
Aeroflex, Inc.
Term Loan, 4.25%, Maturing May 9, 2018		1,965	$1,913,540
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016		5,596	5,599,046
Attachmate Corp.
Term Loan, 6.50%, Maturing April 27, 2017		6,369	6,271,178
Bentley Systems, Inc.
Term Loan, 5.75%, Maturing February 10, 2017		1,485	1,485,000
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016		1,273	1,260,624
CommScope, Inc.
Term Loan, 5.00%, Maturing January 14, 2018		5,082	5,094,956
Dealer Computer Services, Inc.
Term Loan, 2.77%, Maturing April 21, 2016		2,104	2,093,646
Term Loan, 3.75%, Maturing April 20, 2018		4,788	4,806,865
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018		4,751	4,659,072
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018		7,487	7,384,424
Edwards (Cayman Island II), Ltd.
Term Loan, 5.50%, Maturing May 31, 2016		2,475	2,383,767
Term Loan, 5.50%, Maturing May 31, 2016		3,069	2,959,707
FCI International S.A.S.
Term Loan, 3.66%, Maturing November 1, 2013		391	381,059
Term Loan, 3.66%, Maturing November 1, 2013		391	381,059
Term Loan, 3.66%, Maturing November 1, 2013		406	395,814
Term Loan, 3.66%, Maturing November 1, 2013		406	395,814
Term Loan, 3.66%, Maturing November 1, 2013		1,573	1,534,793
Freescale Semiconductor, Inc.
Term Loan, 4.55%, Maturing December 1, 2016		10,834	10,627,657
Infogroup, Inc.
Term Loan, 5.75%, Maturing May 22, 2018		2,652	2,504,730
Infor Enterprise Solutions Holdings
Term Loan, 5.77%, Maturing March 3, 2014		500	440,208
Term Loan, 5.67%, Maturing July 28, 2015	EUR	1,898	2,377,015
Term Loan, 6.02%, Maturing July 28, 2015		4,697	4,579,395
Term Loan, 6.02%, Maturing July 28, 2015		8,979	8,796,634
Term Loan, Maturing July 28, 2015(5)		1,000	985,000
Microsemi Corp.
Term Loan, 5.75%, Maturing February 2, 2018		4,190	4,220,921
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018		2,594	2,614,572

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	6,972	$6,844,489
Term Loan, 5.50%, Maturing March 3, 2017	2,768	2,743,842
Open Solutions, Inc.
Term Loan, 2.69%, Maturing January 23, 2014	5,311	4,857,061
Rovi Solutions Corp.
Term Loan, 4.00%, Maturing February 7, 2018	1,489	1,494,333
SafeNet, Inc.
Term Loan, 2.77%, Maturing April 12, 2014	2,903	2,825,957
Sensata Technologies Finance Co., LLC
Term Loan, 4.00%, Maturing May 11, 2018	8,383	8,394,360
Serena Software, Inc.
Term Loan, 4.54%, Maturing March 10, 2016	2,708	2,653,566
Shield Finance Co. S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016	1,934	1,938,710
SkillSoft Corp.
Term Loan, 6.50%, Maturing May 26, 2017	698	702,614
Term Loan, 6.50%, Maturing May 26, 2017	2,935	2,944,331
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	3,600	3,630,377
Spansion, LLC
Term Loan, 4.75%, Maturing February 9, 2015	1,159	1,159,377
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016	2,662	2,661,625
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	2,325	2,332,686
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	4,086	4,045,271
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	5,727	5,466,777

		$140,841,872

Equipment Leasing — 0.8%
BakerCorp. International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018	3,408	$3,412,135
Delos Aircraft, Inc.
Term Loan, 7.00%, Maturing March 17, 2016	3,950	3,981,434
International Lease Finance Corp.
Term Loan, 6.75%, Maturing March 17, 2015	5,000	5,037,710

		$12,431,279

Farming/Agriculture — 0.1%
Wm. Bolthouse Farms, Inc.
Term Loan, 5.50%, Maturing February 11, 2016	1,495	$1,492,489

		$1,492,489

Financial Intermediaries — 5.4%
AmWINS Group, Inc.
Term Loan, 4.83%, Maturing June 8, 2013	1,930	$1,894,080
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 8, 2017	3,450	3,415,500
CB Richard Ellis Services, Inc.
Term Loan, 3.52%, Maturing March 5, 2018	1,765	1,749,967
Term Loan, 3.80%, Maturing September 4, 2019	2,662	2,639,040
Citco III, Ltd.
Term Loan, 5.50%, Maturing June 29, 2018	5,776	5,566,620
Fifth Third Processing Solutions, LLC
Term Loan, 4.50%, Maturing November 3, 2016	2,873	2,880,657
First Data Corp.
Term Loan, 3.03%, Maturing September 24, 2014	4,274	4,057,614
Term Loan, 3.03%, Maturing September 24, 2014	4,489	4,260,594

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Term Loan, 3.03%, Maturing September 24, 2014	7,004	$6,649,011
Term Loan, 4.28%, Maturing March 23, 2018	4,755	4,186,111
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.31%, Maturing December 5, 2016	1,335	1,284,867
HarbourVest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016	2,389	2,395,199
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	4,065	4,038,314
LPL Holdings, Inc.
Term Loan, 2.09%, Maturing June 28, 2013	1,661	1,658,847
Term Loan, 5.25%, Maturing June 25, 2015	8,359	8,401,209
Term Loan, 5.25%, Maturing June 28, 2017	4,841	4,865,093
Mercury Payment Systems Canada, LLC
Term Loan, 6.50%, Maturing July 3, 2017	1,915	1,924,952
Mondrian Investment Partners, Ltd.
Term Loan, 5.50%, Maturing July 12, 2018	2,724	2,733,925
Nuveen Investments, Inc.
Term Loan, 3.46%, Maturing November 13, 2014	6,004	5,905,340
Term Loan, 5.96%, Maturing May 12, 2017	9,258	9,210,090
Term Loan, 7.25%, Maturing May 13, 2017	1,400	1,404,679
RJO Holdings Corp.
Term Loan, 6.29%, Maturing December 10, 2015(6)	23	18,533
Term Loan, 7.04%, Maturing December 10, 2015(6)	720	544,200
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018	7,811	7,827,840

		$89,512,282

Food Products — 5.0%
American Seafoods Group, LLC
Term Loan, 4.25%, Maturing March 8, 2018	1,584	$1,544,309
Dean Foods Co.
Term Loan, 2.08%, Maturing April 2, 2014	8,791	8,579,395
Del Monte Foods Co.
Term Loan, 4.50%, Maturing March 8, 2018	20,510	20,074,253
Dole Food Co., Inc.
Term Loan, 5.04%, Maturing July 6, 2018	2,856	2,867,415
Farley’s & Sathers Candy Company, Inc.
Term Loan, 6.50%, Maturing March 30, 2018	2,978	2,947,725
High Liner Foods, Inc.
Term Loan, 7.00%, Maturing January 3, 2018	1,700	1,714,875
JBS USA Holdings, Inc.
Term Loan, 4.25%, Maturing May 25, 2018	3,881	3,893,112
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	3,016	3,020,721
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017	15,309	15,322,177
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016	2,691	2,685,892
Pinnacle Foods Holdings Corp.
Revolving Loan, 0.92%, Maturing April 2, 2013(3)	3,000	2,790,000
Term Loan, 2.87%, Maturing April 2, 2014	10,220	10,157,754
Term Loan, 6.00%, Maturing April 2, 2014	1,593	1,606,510
Solvest, Ltd.
Term Loan, 5.03%, Maturing July 6, 2018	5,303	5,325,200

		$82,529,338

Food Service — 5.5%
Aramark Corp.
Term Loan, 2.17%, Maturing January 27, 2014	441	$437,984
Term Loan, 2.45%, Maturing January 27, 2014	5,581	5,538,119

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Term Loan, 3.55%, Maturing July 26, 2016		795	$789,690
Term Loan, 3.83%, Maturing July 26, 2016		12,089	12,007,764
Buffets, Inc.
Term Loan, 0.00%, Maturing April 21, 2015(7)		2,944	1,236,507
Term Loan, 0.00%, Maturing April 22, 2015(7)		372	155,117
Burger King Corp.
Term Loan, 4.50%, Maturing October 19, 2016		12,764	12,750,045
Denny’s, Inc.
Term Loan, 5.25%, Maturing September 30, 2016		3,932	3,944,087
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		5,447	5,446,767
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		11,200	11,205,454
JRD Holdings, Inc.
Term Loan, 2.53%, Maturing July 2, 2014		1,868	1,874,817
NPC International, Inc.
Term Loan, 6.75%, Maturing December 28, 2018		1,075	1,084,406
OSI Restaurant Partners, LLC
Term Loan, 5.15%, Maturing June 14, 2013		1,746	1,709,074
Term Loan, 2.56%, Maturing June 14, 2014		18,262	17,870,897
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		997	997,498
Selecta
Term Loan, 3.76%, Maturing June 28, 2015	GBP	2,500	3,151,601
U.S. Foodservice, Inc.
Term Loan, 2.78%, Maturing July 3, 2014		7,663	7,310,328
Wendy’s/Arby’s Restaurants, LLC
Term Loan, 5.00%, Maturing May 24, 2017		3,384	3,396,619

			$90,906,774

Food/Drug Retailers — 3.7%
Alliance Boots Holdings, Ltd.
Term Loan, 3.43%, Maturing July 9, 2015	EUR	1,749	$2,194,560
Term Loan, 3.63%, Maturing July 9, 2015	GBP	5,000	7,258,532
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		6,900	6,856,875
Rite Aid Corp.
Term Loan, 2.04%, Maturing June 4, 2014		19,128	18,705,439
Term Loan, 4.50%, Maturing March 2, 2018		5,467	5,371,356
Roundy’s Supermarkets, Inc.
Term Loan, 7.00%, Maturing November 3, 2013		9,023	9,057,300
Supervalu, Inc.
Term Loan, 4.50%, Maturing April 28, 2018		11,863	11,886,167

			$61,330,229

Forest Products — 0.1%
Xerium Technologies, Inc.
Term Loan, 5.50%, Maturing May 22, 2017		1,432	$1,419,861

			$1,419,861

Health Care — 14.3%
Alere, Inc.
Term Loan, 4.50%, Maturing June 30, 2017		1,525	$1,509,750
Term Loan, 4.50%, Maturing June 30, 2017		6,933	6,871,964
Alliance Healthcare Services
Term Loan, 7.25%, Maturing June 1, 2016		3,525	3,102,208
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		2,653	2,662,737
Term Loan, 6.50%, Maturing September 18, 2015		1,995	2,002,434

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Aveta Holdings, LLC
Term Loan, 8.50%, Maturing April 14, 2015		2,032	$2,024,448
Term Loan, 8.50%, Maturing April 14, 2015		2,032	2,024,448
Biomet, Inc.
Term Loan, 3.47%, Maturing March 25, 2015		13,113	13,047,695
CareStream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017		5,309	5,018,198
Carl Zeiss Vision Holding GmbH
Term Loan, 4.00%, Maturing September 30, 2019(2)		385	321,351
Catalent Pharma Solutions
Term Loan, 2.52%, Maturing April 10, 2014		5,802	5,721,853
CDRL MS, Inc.
Term Loan, 6.75%, Maturing September 30, 2016		1,757	1,749,768
Community Health Systems, Inc.
Term Loan, 2.52%, Maturing July 25, 2014		792	783,780
Term Loan, 2.76%, Maturing July 25, 2014		15,514	15,345,819
Term Loan, 3.96%, Maturing January 25, 2017		10,046	9,918,925
ConMed Corp.
Term Loan, 1.77%, Maturing April 12, 2013		961	941,595
ConvaTec, Inc.
Term Loan, 5.75%, Maturing December 22, 2016		1,510	1,503,711
CRC Health Corp.
Term Loan, 5.08%, Maturing November 16, 2015		7,730	7,033,898
Dako EQT Project Delphi
Term Loan, 3.14%, Maturing May 29, 2015	EUR	1,337	1,568,572
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		6,576	6,621,248
DJO Finance, LLC
Term Loan, 3.27%, Maturing May 20, 2014		2,153	2,099,627
Drumm Investors, LLC
Term Loan, 5.00%, Maturing May 4, 2018		5,978	5,402,816
Emergency Medical Services Corp.
Term Loan, 5.25%, Maturing May 25, 2018		5,482	5,479,872
Fresenius US Finance I, Inc.
Term Loan, 3.50%, Maturing September 10, 2014		355	355,379
Term Loan, 3.50%, Maturing September 10, 2014		621	622,527
Grifols, Inc.
Term Loan, 5.50%, Maturing June 1, 2016		1,500	1,505,250
Hanger Orthopedic Group, Inc.
Term Loan, 4.01%, Maturing December 1, 2016		3,433	3,397,047
HCA, Inc.
Term Loan, 3.83%, Maturing March 31, 2017		15,061	14,751,654
Term Loan, 3.52%, Maturing May 1, 2018		9,238	9,046,102
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018		7,675	7,605,449
Iasis Healthcare, LLC
Term Loan, 5.00%, Maturing May 3, 2018		2,868	2,844,374
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018		1,970	1,988,942
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		5,925	5,743,154
Term Loan, 6.75%, Maturing May 15, 2018		3,548	3,452,830
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		3,828	3,703,838
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		12,000	12,230,400
Lifepoint Hospitals, Inc.
Term Loan, 3.28%, Maturing April 15, 2015		742	742,276
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		4,146	4,160,918

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017		2,537	$2,423,074
MultiPlan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		10,230	10,055,474
Pharmaceutical Products Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018		5,175	5,217,989
Prime Healthcare Services, Inc.
Term Loan, 7.25%, Maturing April 22, 2015		6,115	5,901,402
RadNet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016		2,530	2,435,065
Renal Advantage Holdings, Inc.
Term Loan, 5.75%, Maturing December 16, 2016		1,609	1,611,264
Select Medical Corp.
Term Loan, 5.50%, Maturing May 25, 2018		8,657	8,389,594
Sunrise Medical Holdings B.V.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	946	1,144,689
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		4,726	4,702,619
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		2,976	2,974,908
Vanguard Health Holding Co. II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		3,734	3,737,499
VWR Funding, Inc.
Term Loan, 3.23%, Maturing June 27, 2014	EUR	2,487	3,187,544
Term Loan, 2.77%, Maturing June 30, 2014		10,635	10,435,304

			$237,123,282

Home Furnishings — 0.5%
Hunter Fan Co.
Term Loan, 2.78%, Maturing April 16, 2014		1,077	$994,559
National Bedding Co., LLC
Term Loan, 4.13%, Maturing November 28, 2013		3,867	3,867,484
Oreck Corp.
Term Loan - Second Lien, 4.07%, Maturing March 19, 2016(6)		237	213,317
Sofia III S.A.R.L.
Term Loan, 3.23%, Maturing June 24, 2016	EUR	2,321	2,428,588
Yankee Candle Co., Inc. (The)
Term Loan, 2.27%, Maturing February 6, 2014		1,373	1,370,648

			$8,874,596

Industrial Equipment — 2.0%
Colfax Corp.
Term Loan, 4.50%, Maturing January 11, 2019		3,450	$3,467,250
Excelitas Technologies Corp.
Term Loan, 4.75%, Maturing November 23, 2016		1,975	1,910,812
Generac CCMP Acquisition Corp.
Term Loan, 2.89%, Maturing November 11, 2013		1,134	1,129,315
Husky Injection Molding Systems, Ltd.
Term Loan, 6.50%, Maturing June 29, 2018		2,992	3,009,314
Kinetek Acquisitions Corp.
Term Loan, 3.08%, Maturing November 11, 2013		79	77,592
Term Loan, 3.08%, Maturing November 11, 2013		781	765,030
KION Group GmbH
Term Loan, 3.77%, Maturing December 23, 2014(2)		1,806	1,517,404
Term Loan, 4.48%, Maturing December 23, 2014(2)	EUR	1,297	1,456,346
Term Loan, 4.02%, Maturing December 23, 2015(2)		1,806	1,517,404
Term Loan, 4.73%, Maturing December 29, 2015(2)	EUR	1,278	1,434,746
Manitowoc Co., Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		1,639	1,635,835

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Polypore, Inc.
Term Loan, 2.28%, Maturing July 3, 2014		7,930	$7,824,737
Term Loan, 2.67%, Maturing July 3, 2014	EUR	710	904,939
Tank Intermediate Holding Corp.
Term Loan, 5.00%, Maturing April 15, 2016		2,717	2,720,377
Terex Corp.
Term Loan, 5.50%, Maturing April 28, 2017		2,070	2,084,906
Unifrax Corp.
Term Loan, 7.00%, Maturing November 28, 2018		1,000	1,010,408

			$32,466,415

Insurance — 3.2%
Alliant Holdings I, Inc.
Revolving Loan, 0.50%, Maturing August 21, 2013(3)		5,000	$4,612,500
Term Loan, 3.58%, Maturing August 21, 2014		953	947,463
Term Loan, 6.75%, Maturing August 21, 2014		1,949	1,973,275
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016		3,094	3,051,211
Asurion, LLC
Term Loan, 5.50%, Maturing May 24, 2018		14,619	14,611,482
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		4,675	4,706,323
C.G. JCF Corp.
Term Loan, 3.27%, Maturing August 1, 2014		1,429	1,407,559
CCC Information Services, Inc.
Term Loan, 5.50%, Maturing November 11, 2015		3,143	3,154,251
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016		3,216	3,231,716
HUB International Limited
Term Loan, 3.08%, Maturing June 13, 2014		844	824,174
Term Loan, 3.08%, Maturing June 13, 2014		3,752	3,666,397
Term Loan, 6.75%, Maturing June 13, 2014		1,320	1,326,223
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016		994	988,877
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	2,000	2,957,252
U.S.I. Holdings Corp.
Term Loan, 2.77%, Maturing May 5, 2014		6,123	5,974,195

			$53,432,898

Leisure Goods/Activities/Movies — 5.2%
Alpha D2, Ltd.
Term Loan, 1.27%, Maturing December 31, 2012		165	$163,165
Term Loan, 2.40%, Maturing December 31, 2013		2,214	2,134,901
Term Loan, 2.40%, Maturing December 31, 2013		2,518	2,428,775
Term Loan - Second Lien, 3.77%, Maturing June 30, 2014		2,400	2,288,143
AMC Entertainment, Inc.
Term Loan, 3.52%, Maturing December 15, 2016		4,883	4,821,690
AMC Networks, Inc.
Term Loan, 4.00%, Maturing December 31, 2018		3,955	3,938,644
Bombardier Recreational Products
Term Loan, 2.80%, Maturing June 28, 2013		7,617	7,574,171
Carmike Cinemas, Inc.
Term Loan, 5.50%, Maturing January 27, 2016		3,225	3,244,244
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		6,535	6,559,894
Cinemark USA, Inc.
Term Loan, 3.63%, Maturing April 29, 2016		4,857	4,861,693
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016		3,867	3,879,936

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Fender Musical Instruments Corp.
Term Loan, 2.52%, Maturing June 9, 2014		259	$247,599
Term Loan, 2.52%, Maturing June 9, 2014		512	490,053
Kasima, LLC
Term Loan, 4.33%, Maturing March 10, 2015		3,820	3,782,022
Term Loan, 5.00%, Maturing March 31, 2017		2,978	2,977,500
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		8,249	8,245,330
Merlin Entertainment Group
Term Loan, 4.52%, Maturing July 21, 2017		1,224	1,205,645
Regal Cinemas Corp.
Term Loan, 3.58%, Maturing August 23, 2017		6,210	6,195,207
Revolution Studios Distribution Co., LLC
Term Loan, 4.02%, Maturing December 21, 2014		3,257	2,312,387
Term Loan - Second Lien, 7.27%, Maturing June 21, 2015(6)		2,825	874,055
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017		6,389	6,391,183
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018		5,575	5,574,688
Town Sports International, Inc.
Term Loan, 7.00%, Maturing May 11, 2018		2,845	2,851,674
Zuffa, LLC
Term Loan, 2.31%, Maturing June 19, 2015		2,919	2,823,659

			$85,866,258

Lodging and Casinos — 3.0%
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018		3,871	$3,890,998
Caesars Entertainment Operating Co.
Term Loan, 3.28%, Maturing January 28, 2015		5,622	5,082,759
Term Loan, 3.28%, Maturing January 28, 2015		7,250	6,540,994
Term Loan, 3.28%, Maturing January 28, 2015		9,397	8,494,576
Term Loan, 9.50%, Maturing October 31, 2016		980	1,000,300
Gala Group, Ltd.
Term Loan, 5.78%, Maturing May 30, 2018	GBP	5,725	7,641,925
Herbst Gaming, Inc.
Term Loan, 10.00%, Maturing December 31, 2015		2,921	2,986,473
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		2,407	2,410,322
Las Vegas Sands, LLC
Term Loan, 2.93%, Maturing November 23, 2016		1,812	1,768,826
Term Loan, 2.93%, Maturing November 23, 2016		7,173	6,997,484
LodgeNet Entertainment Corp.
Term Loan, 6.50%, Maturing April 4, 2014		1,216	1,116,765
The Mississippi Band of Choctaw Indians
Term Loan, 9.75%, Maturing May 4, 2012		811	753,875
Tropicana Entertainment, Inc.
Term Loan, 15.00%, Maturing March 8, 2013		168	186,149

			$48,871,446

Nonferrous Metals/Minerals — 1.1%
Fairmount Minerals, Ltd.
Term Loan, 5.25%, Maturing March 15, 2017		9,134	$9,179,921
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		1,771	1,768,571
Term Loan, 3.75%, Maturing March 10, 2017		3,750	3,745,345
Oxbow Carbon and Mineral Holdings, LLC
Term Loan, 3.92%, Maturing May 8, 2016		3,289	3,272,697

			$17,966,534

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Oil and Gas — 2.2%
Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017	1,521	$1,532,596
CCS Corp.
Term Loan, 6.50%, Maturing October 17, 2014	1,425	1,429,453
Term Loan, Maturing November 14, 2014(5)	1,000	958,438
CITGO Petroleum Corp.
Term Loan, 8.00%, Maturing June 24, 2015	468	475,509
Term Loan, 9.00%, Maturing June 23, 2017	5,861	6,018,258
Crestwood Holdings, LLC
Term Loan, 10.50%, Maturing September 30, 2016	1,012	1,032,552
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016	5,883	5,878,193
Gibson Energy
Term Loan, 5.75%, Maturing June 15, 2018	6,045	6,076,106
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018	3,192	3,193,835
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	6,791	6,824,837
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017	251	251,916
Term Loan, 6.50%, Maturing April 20, 2017	410	412,432
Term Loan, 6.50%, Maturing April 20, 2017	3,097	3,112,504

		$37,196,629

Publishing — 5.7%
Ascend Learning
Term Loan, 7.10%, Maturing December 6, 2016	6,898	$6,806,344
Aster Zweite Beteiligungs GmbH
Term Loan, 4.80%, Maturing December 31, 2014	3,877	3,473,227
Term Loan, 4.80%, Maturing December 30, 2016	2,475	2,217,187
Term Loan, 4.80%, Maturing December 30, 2016	3,796	3,400,381
Term Loan - Second Lien, 7.29%, Maturing June 29, 2018	1,290	971,445
Black Press US Partnership
Term Loan, 2.52%, Maturing August 2, 2013	452	415,415
Term Loan, 2.52%, Maturing August 2, 2013	744	684,214
Cengage Learning Acquisitions, Inc.
Term Loan, 2.52%, Maturing July 3, 2014	5,930	5,266,384
GateHouse Media Operating, Inc.
Term Loan, 2.27%, Maturing August 28, 2014	2,038	563,055
Term Loan, 2.27%, Maturing August 28, 2014	4,782	1,321,118
Term Loan, 2.52%, Maturing August 28, 2014	4,176	1,153,715
Getty Images, Inc.
Term Loan, 5.25%, Maturing November 7, 2016	4,903	4,931,640
Instant Web, Inc.
Term Loan, 3.65%, Maturing August 7, 2014	409	382,172
Term Loan, 3.65%, Maturing August 7, 2014	3,921	3,666,183
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018	6,658	6,653,529
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018	14,791	13,857,142
MediaNews Group, Inc.
Term Loan, 8.50%, Maturing March 19, 2014	680	645,817
Merrill Communications, LLC
Term Loan, 7.50%, Maturing December 24, 2012	5,366	4,994,880
Nelson Education, Ltd.
Term Loan, 3.08%, Maturing July 3, 2014	1,433	1,160,599
Newspaper Holdings, Inc.
Term Loan, 2.06%, Maturing July 24, 2014	7,446	5,878,117

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Nielsen Finance, LLC
Term Loan, 2.30%, Maturing August 9, 2013		6,602	$6,598,178
Term Loan, 3.55%, Maturing May 2, 2016		13,079	13,111,176
Term Loan, 4.05%, Maturing May 2, 2016		3,132	3,148,388
Penton Media, Inc.
Term Loan, 5.00%, Maturing August 1, 2014(2)		1,748	1,266,946
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing June 18, 2013		893	862,921
Term Loan, 15.00%, Maturing March 18, 2014(2)		669	618,816
Star Tribune Co. (The)
Term Loan, 8.00%, Maturing September 28, 2014		188	173,138
Term Loan, 8.00%, Maturing September 29, 2014		167	166,446

			$94,388,573

Radio and Television — 4.2%
Clear Channel Communication
Term Loan, 3.92%, Maturing January 28, 2016		5,500	$4,416,874
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018		14,350	14,389,764
Entercom Radio, LLC
Term Loan, 6.27%, Maturing November 23, 2018		1,488	1,492,092
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015		2,082	2,077,315
Gray Television, Inc.
Term Loan, 3.80%, Maturing December 31, 2014		1,399	1,378,863
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		2,488	2,503,047
Lin Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018		1,550	1,561,625
Local TV Finance, LLC
Term Loan, 2.28%, Maturing May 7, 2013		1,712	1,686,332
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		1,220	1,222,725
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		3,396	3,404,943
Radio One, Inc.
Term Loan, 7.50%, Maturing March 23, 2016		3,972	3,873,175
Raycom TV Broadcasting, LLC
Term Loan, 4.50%, Maturing May 31, 2017		2,537	2,486,505
Sinclair Television Group, Inc.
Term Loan, 4.00%, Maturing October 28, 2016		930	930,399
Term Loan, Maturing December 15, 2016(5)		1,004	1,008,845
Tyrol Acquisition 2 SAS
Term Loan, 4.48%, Maturing January 29, 2016	EUR	1,000	1,145,361
Term Loan, 4.73%, Maturing January 29, 2016	EUR	1,000	1,145,361
Univision Communications, Inc.
Term Loan, 2.27%, Maturing September 29, 2014		8,933	8,843,561
Term Loan, 4.52%, Maturing March 31, 2017		11,411	10,761,920
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		5,121	5,133,304

			$69,462,011

Retailers (Except Food and Drug) — 4.6%
99 Cents Only Stores
Term Loan, 6.00%, Maturing January 11, 2019		2,325	$2,341,856
Amscan Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		4,941	4,943,849
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		4,729	4,640,080
Harbor Freight Tools USA, Inc.
Term Loan, 6.50%, Maturing December 22, 2017		4,087	4,125,016

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
J. Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018		9,627	$9,316,367
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		5,726	5,586,673
Michaels Stores, Inc.
Term Loan, 5.13%, Maturing July 29, 2016		3,719	3,720,352
Neiman Marcus Group, Inc.
Term Loan, 4.75%, Maturing May 16, 2018		10,775	10,605,143
PETCO Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		5,914	5,876,204
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018		3,133	3,148,327
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		2,882	2,894,216
Service Master Co.
Term Loan, 2.77%, Maturing July 24, 2014		582	572,567
Term Loan, 2.85%, Maturing July 24, 2014		8,816	8,669,144
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		3,414	3,252,134
Vivarte SA
Term Loan, 3.16%, Maturing March 9, 2015	EUR	2,640	2,523,483
Term Loan, 3.79%, Maturing March 8, 2016	EUR	2,640	2,523,483
Term Loan - Second Lien, 4.79%, Maturing September 8, 2016	EUR	22	18,073
Term Loan - Second Lien, 4.79%, Maturing September 8, 2016	EUR	154	126,514
Term Loan - Second Lien, 4.79%, Maturing September 8, 2016	EUR	1,582	1,301,286

			$76,184,767

Steel — 0.3%
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		1,787	$1,790,743
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		2,465	2,458,957

			$4,249,700

Surface Transport — 1.3%
Hertz Corp.
Term Loan, 3.75%, Maturing March 9, 2018		5,850	$5,586,750
Term Loan, 3.75%, Maturing March 9, 2018		9,057	9,052,786
Swift Transportation Co., Inc.
Term Loan, 6.00%, Maturing December 21, 2016		6,844	6,890,983

			$21,530,519

Telecommunications — 5.0%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		3,985	$3,716,975
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		2,488	2,496,828
Crown Castle International Corp.
Term Loan, Maturing January 31, 2019(5)		4,950	4,955,762
Intelsat Jackson Holdings SA
Term Loan, 5.25%, Maturing April 2, 2018		26,646	26,737,747
IPC Systems, Inc.
Term Loan, 2.76%, Maturing May 31, 2014		1,223	1,154,915
Term Loan, 3.34%, Maturing May 31, 2014	GBP	200	297,597
Macquarie UK Broadcast, Ltd.
Term Loan, 3.02%, Maturing December 1, 2014	GBP	2,508	3,534,121
MetroPCS Wireless
Term Loan, 4.06%, Maturing March 16, 2018		16,661	16,570,617
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		1,980	1,950,257

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Mobilitie Investments II, LLC
Term Loan, 5.50%, Maturing June 15, 2017	1,990	$1,977,562
NTELOS, Inc.
Term Loan, 4.00%, Maturing August 7, 2015	1,211	1,206,582
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	2,736	2,740,127
Syniverse Technologies, Inc.
Term Loan, 5.25%, Maturing December 21, 2017	5,275	5,299,369
Telesat Canada
Term Loan, 3.27%, Maturing October 31, 2014	595	594,206
Term Loan, 3.27%, Maturing October 31, 2014	6,924	6,917,387
TowerCo Finance, LLC
Term Loan, 5.25%, Maturing February 2, 2017	3,102	3,120,947

		$83,270,999

Utilities — 2.6%
AES Corp.
Term Loan, 4.25%, Maturing June 1, 2018	6,424	$6,436,798
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014	1,136	1,146,975
Calpine Corp.
Term Loan, 4.50%, Maturing April 2, 2018	2,761	2,742,430
Term Loan, 4.50%, Maturing April 2, 2018	7,196	7,151,171
Covanta Energy Corp.
Term Loan, 1.81%, Maturing February 10, 2014	620	617,253
Term Loan, 2.08%, Maturing February 10, 2014	320	319,032
Dynegy Midwest Generation, LLC
Term Loan, 9.25%, Maturing August 4, 2016	1,496	1,460,340
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016	2,768	2,832,320
EquiPower Resources Holdings, LLC
Term Loan, 5.75%, Maturing January 26, 2018	1,253	1,186,983
Invenergy LLC
Term Loan, 9.00%, Maturing November 21, 2017	1,975	1,984,875
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018	8,532	8,519,463
Texas Competitive Electric Holdings Co., LLC
Term Loan, 4.80%, Maturing October 10, 2017	13,173	8,179,888

		$42,577,528

Total Senior Floating-Rate Interests (identified cost $2,059,909,151)		$2,021,062,255

Corporate Bonds & Notes — 2.1%

	Principal
	Amount*
Security	(000’s omitted)	Value
Building and Development — 0.3%
AMO Escrow Corp., Sr. Notes
11.50%, 12/15/17(8)	4,005	$3,664,575
Calcipar SA, Sr. Notes
6.875%, 5/1/18(8)	1,000	975,000

		$4,639,575

Chemicals and Plastics — 0.2%
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19(8)	2,500	$2,656,250

		$2,656,250

	Principal
	Amount*
Security	(000’s omitted)	Value
Ecological Services and Equipment — 0.0%(4)
Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(6)	75	$62,946

		$62,946

Equipment Leasing — 0.1%
International Lease Finance Corp., Sr. Notes
6.75%, 9/1/16(8)	750	$810,938
7.125%, 9/1/18(8)	750	825,000

		$1,635,938

Financial Intermediaries — 0.1%
First Data Corp., Sr. Notes
7.375%, 6/15/19(8)	2,500	$2,506,250

		$2,506,250

Leisure Goods/Activities/Movies — 0.2%
NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(8)	2,500	$2,743,750

		$2,743,750

Telecommunications — 0.1%
EH Holding Corp., Sr. Notes
6.50%, 6/15/19(8)	2,000	$2,092,500

		$2,092,500

Utilities — 1.1%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(8)	9,025	$9,656,750
7.875%, 1/15/23(8)	7,875	8,485,312

		$18,142,062

Total Corporate Bonds & Notes (identified cost $32,976,507)		$34,479,271

Asset-Backed Securities — 0.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 6.90%, 6/15/29(8)(9)	$419	$419,934
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.903%, 8/11/16(8)(9)	1,000	870,517

Total Asset-Backed Securities (identified cost $1,418,553)		$1,290,451

Common Stocks — 1.6%

Security	Shares	Value

Automotive — 0.2%
Dayco Products, LLC(10)(11)	48,926	$1,724,642
Hayes Lemmerz International, Inc.(10)(11)	44,747	2,550,579

		$4,275,221

Building and Development — 0.1%
United Subcontractors, Inc.(6)(10)(11)	1,646	$96,333
WCI Communities, Inc.(6)(10)(11)	7,595	797,500

		$893,833

Security	Shares	Value
Chemicals and Plastics — 0.1%
Vita Cayman II, Ltd.(10)(11)	3,877	$950,870

		$950,870

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc.(6)(11)(12)	1,242	$52,549

		$52,549

Financial Intermediaries — 0.0%(4)
RTS Investor Corp.(6)(10)(11)	250	$65,815

		$65,815

Food Service — 0.0%
Buffets, Inc.(6)(10)(11)	66,567	$0

		$0

Home Furnishings — 0.1%
Oreck Corp.(6)(10)(11)	4,230	$296,988
Sanitec Europe Oy B Units(10)(11)	157,491	643,769
Sanitec Europe Oy E Units(6)(10)(11)	154,721	0

		$940,757

Investment Services — 0.0%
Safelite Realty Corp.(6)(11)(12)	20,048	$0

		$0

Leisure Goods/Activities/Movies — 0.2%
Metro-Goldwyn-Mayer Holdings, Inc.(10)(11)	158,338	$3,806,715

		$3,806,715

Lodging and Casinos — 0.1%
Herbst Gaming, Inc.(6)(10)(11)	167,709	$1,024,700
Tropicana Entertainment, Inc.(10)(11)	40,751	585,796

		$1,610,496

Publishing — 0.7%
Ion Media Networks, Inc.(6)(10)(11)	13,247	$10,597,600
MediaNews Group, Inc.(6)(10)(11)	66,239	1,310,867
Source Interlink Companies, Inc.(6)(10)(11)	2,290	14,244
Star Tribune Media Holdings Co.(10)(11)	6,089	175,820
SuperMedia, Inc.(11)	16,600	47,808

		$12,146,339

Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(10)(11)	714	$2,106,300

		$2,106,300

Total Common Stocks (identified cost $14,545,038)		$26,848,895

Preferred Stocks — 0.0%(4)

Security	Shares	Value

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc., Series A(6)(11)(12)	284	$17,483

Total Preferred Stocks (identified cost $4,970)		$17,483

Warrants — 0.0%(4)

Security	Shares	Value
Radio and Television — 0.0%(4)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(10)(11)	7	$20,650

		$20,650

Retailers (Except Food and Drug) — 0.0%
Oriental Trading Co., Inc., Expires 2/11/16(6)(10)(11)	5,982	$0
Oriental Trading Co., Inc., Expires 2/11/16(6)(10)(11)	5,453	0

		$0

Total Warrants (identified cost $12,030)		$20,650

Short-Term Investments — 2.7%

	Interest/
	Principal
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(13)	$37,066	$37,066,450
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/12	7,552	7,552,385

Total Short-Term Investments (identified cost $44,618,835)		$44,618,835

Total Investments — 128.5% (identified cost $2,153,485,084)		$2,128,337,840

Less Unfunded Loan Commitments — (0.7)%		$(11,464,351)

Net Investments — 127.8% (identified cost $2,142,020,733)		$2,116,873,489

Other Assets, Less Liabilities — (27.8)%		$(460,150,308)

Net Assets — 100.0%		$1,656,723,181

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.
(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)		Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(4)		Amount is less than 0.05%.

(5)		This Senior Loan will settle after January 31, 2012, at which time the interest rate will be determined.

(6)		For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)		Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2012, the aggregate value of these securities is $35,706,776 or 2.2% of the Portfolio’s net assets.

(9)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2012.

(10)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)		Non-income producing security.

(12)	Restricted security.

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $6,413.

A summary of open financial instruments at January 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/29/12	British Pound Sterling 12,783,020	United States Dollar 19,855,737	JPMorgan Chase Bank	$(283,471)
2/29/12	Euro 14,285,775	United States Dollar 19,095,795	Citibank NA	408,362
3/30/12	British Pound Sterling 3,917,125	United States Dollar 6,057,246	Goldman Sachs International	(112,501)
3/30/12	Euro 16,111,825	United States Dollar 20,867,633	HSBC Bank USA	(210,744)
4/30/12	British Pound Sterling 779,055	United States Dollar 1,221,203	JPMorgan Chase Bank	(5,526)
4/30/12	Euro 14,834,617	United States Dollar 19,468,952	Deutsche Bank	58,365

				$(145,515)

Interest Rate Swaps

	Notional	Portfolio
	Amount	Pays/Receives	Floating	Annual	Termination	Net Unrealized
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	Depreciation
Citibank NA	$15,000	Receives	3-month USD-LIBOR-BBA	0.98%	6/24/14	$(163,212)
Citibank NA	15,000	Receives	3-month USD-LIBOR-BBA	1.81%	6/24/16	(637,303)

						$(800,515)

At January 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2012 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$466,727	$(612,242)

		$466,727	$(612,242)

Interest Rate	Interest Rate Swaps	$—	$(800,515)

		$—	$(800,515)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,142,372,237

Gross unrealized appreciation	$29,830,951
Gross unrealized depreciation	(55,329,699)

Net unrealized depreciation	$(25,498,748)

Restricted Securities

At January 31, 2012, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc	10/24/00	1,242	$0	(1)	$52,549
Safelite Realty Corp.	9/29/00-11/10/00	20,048	0	(1)	0

Total Common Stocks			$0		$52,549

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	284	$4,970		$17,483

Total Restricted Securities			$4,970		$70,032

(1) Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$2,007,874,682	$1,723,222	$2,009,597,904
Corporate Bonds & Notes	—	34,416,325	62,946	34,479,271
Asset-Backed Securities	—	1,290,451	—	1,290,451
Common Stocks	47,808	12,544,491	14,256,596	26,848,895
Preferred Stocks	—	—	17,483	17,483
Warrants	—	20,650	0	20,650
Short-Term Investments	—	44,618,835	—	44,618,835

Total Investments	$47,808	$2,100,765,434	$16,060,247	$2,116,873,489

Forward Foreign Currency Exchange Contracts	$—	$466,727	$—	$466,727

Total	$47,808	$2,101,232,161	$16,060,247	$2,117,340,216

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(612,242)	$—	$(612,242)
Interest Rate Swaps	—	(800,515)	—	(800,515)

Total	$—	$(1,412,757)	$—	$(1,412,757)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-Rate	Corporate	Investments in	Investments in	Investments in
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	Warrants	Total
Balance as of October 31, 2011	$3,241,397	$62,946	$16,605,815	$17,483	$0	$19,927,641
Realized gains (losses)	53,098	—	—	—	—	53,098
Change in net unrealized appreciation (depreciation)	(25,143)	(509)	—	—	—	(25,652)
Cost of purchases(1)	4,889	—	—	—	—	4,889
Proceeds from sales(1)	(1,561,386)	—	—	—	—	(1,561,386)
Accrued discount (premium)	10,367	509	—	—	—	10,876
Transfers to Level 3*	—	—	—	—	—	—
Transfers from Level 3*	—	—	(2,349,219)	—	—	(2,349,219)

Balance as of January 31, 2012	$1,723,222	$62,946	$14,256,596	$17,483	$0	$16,060,247

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2012	$(8,592)	$(509)	$—	$—	$—	$(9,101)

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 3 to Level 2 were due to increased market trading activity resulting in the availability of significant observable inputs in determining the fair value of these investments.

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Senior Debt Portfolio

By:	/s/ Scott H. Page Scott H. Page
President

Date:	March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page Scott H. Page
President

Date:	March 26, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	March 26, 2012